777 Brickell Avenue	1025 Thomas Jefferson Street, N.W.
Suite 500	Suite 400 East
Miami, FL 33131-2803	Washington, D.C. 20007-5208
(305) 371-2600	(202) 965-8100
Fax: (305) 372-9928	Fax: (202) 965-8104

175 Powder Forest Drive
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(860) 392-5000
Fax: (860) 392-5058

May 20, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC   20549

Re:	Pacific Global Fund, Inc. (“Registrant”)
File No. 33-50208

Commissioners:

Submitted herewith for filing on behalf of the Registrant are exhibits containing an XBRL interactive data file relating to the Prospectus for the Registrant’s Mid Cap Value Fund, dated May 1, 2011, filed with the Commission on May 3, 2011 under Rules 497(c) and (e), of the Securities Act of 1933, as amended.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rules 497(c) and (e).

If you have questions or comments with respect to these documents, please contact me at (202) 965-8139.  Thank you very much.

Very truly yours,

/s/ Chip Lunde

Chip Lunde

Jorden Burt LLP

www.jordenburt.com